Related parties (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Related Party Transaction [Line Items]
Amounts due to a related party	$ 5,764		$ 257,037
Gao Xiaofeng
Related Party Transaction [Line Items]
Amounts due to a related party	5,764		$ 257,037
Expense paid by Xiaofeng Gao	1,297	$ 1,256,522
Repayment to Xiaofeng Gao	$ 252,602	$ 750,181
Management [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	25.97%
Amounts due to a related party	$ 0